Shareholder Report, Line Graph (Details) - USD ($)	Mar. 30, 2017	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
C000180528
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow Reserve Capital Management ETF
Account Value	$ 10,000	$ 11,774	$ 11,212	$ 10,673	$ 10,558	$ 10,602	$ 10,524	$ 10,280	$ 10,089
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,000	10,653	10,508	10,381	11,350	11,731	11,234	10,311	10,037
FTSE Treasury Bill 6 Mon USD
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Treasury Bill 6 Month USD
Account Value	$ 10,000	$ 11,999	$ 11,376	$ 10,794	$ 10,602	$ 10,595	$ 10,526	$ 10,287	$ 10,085